SEGMENTED INFORMATION - FFO Reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues		$ 5,038	$ 4,711	$ 4,096
Other income		671	136	304
Direct operating costs	[1]	(1,933)	(1,434)	(1,365)
Share of revenue, other income and direct operating costs from equity-accounted investments		205	128	142
Management service costs		(205)	(243)	(288)
Interest expense		(1,627)	(1,224)	(981)
Current		(128)	(148)	(43)
Preferred limited partners equity		(41)	(44)	(55)
Preferred equity		(27)	(26)	(26)
Perpetual subordinated notes		(29)	(29)	(12)
Share of interest and cash taxes from equity-accounted investments		(40)	(37)	(65)
Share of Funds From Operations attributable to non-controlling interests		(789)	(785)	(773)
Depreciation		(1,852)	(1,583)	(1,501)
Foreign exchange and financial instruments gain (loss)		502	(133)	(32)
Deferred income tax recovery		176	150	29
Other		(212)	(190)	(307)
Share of earnings from equity-accounted investments		21	5	(55)
Net income attributable to non-controlling interests		170	451
Net income (loss) attributable to Unitholders		(100)	(295)	(368)
Share of net income		186	96	22
Net income attributable to participating non-controlling interests		619	334	209
Hydroelectric
Disclosure of operating segments [line items]
Revenues		2,689	2,527	2,150
Wind
Disclosure of operating segments [line items]
Revenues		1,213	1,146	1,074
Utility-scale solar
Disclosure of operating segments [line items]
Revenues		751	700	563
Distributed energy & storage
Disclosure of operating segments [line items]
Revenues		350	298	267
Sustainable solutions
Disclosure of operating segments [line items]
Revenues		35	40	42
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		2,826	2,636	2,415
Other income		412	292	301
Direct operating costs		(1,056)	(926)	(840)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		2,182	2,002	1,876
Management service costs		(205)	(243)	(288)
Interest expense		(745)	(596)	(539)
Current		(40)	(59)	(22)
Preferred limited partners equity		(41)	(44)	(55)
Preferred equity		(27)	(26)	(26)
Perpetual subordinated notes		(29)	(29)	(12)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		1,095	1,005	934
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues		1,029	964	876
Other income		22	15	42
Direct operating costs		(381)	(376)	(349)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		670	603	569
Management service costs		0	0	0
Interest expense		(266)	(185)	(158)
Current		(2)	(6)	(2)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		402	412	409
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues		240	197	169
Other income		5	22	36
Direct operating costs		(73)	(52)	(50)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		172	167	155
Management service costs		0	0	0
Interest expense		(19)	(20)	(20)
Current		(7)	(9)	(4)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		146	138	131
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues		293	273	224
Other income		6	10	14
Direct operating costs		(124)	(82)	(79)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		175	201	159
Management service costs		0	0	0
Interest expense		(82)	(57)	(28)
Current		(17)	(27)	(3)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		76	117	128
Attributable to Unitholders | Wind
Disclosure of operating segments [line items]
Revenues		511	538	556
Other income		146	56	126
Direct operating costs		(164)	(164)	(171)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		493	430	511
Management service costs		0	0	0
Interest expense		(105)	(96)	(106)
Current		(6)	(8)	(9)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		382	326	396
Attributable to Unitholders | Utility-scale solar
Disclosure of operating segments [line items]
Revenues		365	374	348
Other income		106	90	39
Direct operating costs		(99)	(102)	(89)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		372	362	298
Management service costs		0	0	0
Interest expense		(110)	(102)	(111)
Current		(1)	(7)	(2)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		261	253	185
Attributable to Unitholders | Distributed energy & storage
Disclosure of operating segments [line items]
Revenues		241	242	215
Other income		20	23	0
Direct operating costs		(81)	(76)	(55)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		180	189	160
Management service costs		0	0	0
Interest expense		(43)	(40)	(30)
Current		(4)	(1)	(2)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		133	148	128
Attributable to Unitholders | Sustainable solutions
Disclosure of operating segments [line items]
Revenues		147	48	27
Other income		19	3	3
Direct operating costs		(105)	(43)	(17)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		61	8	13
Management service costs		0	0	0
Interest expense		(6)	(2)	(8)
Current		(3)	0	0
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		52	6	5
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues		0	0	0
Other income		88	73	41
Direct operating costs		(29)	(31)	(30)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		59	42	11
Management service costs		(205)	(243)	(288)
Interest expense		(114)	(94)	(78)
Current		0	(1)	0
Preferred limited partners equity		(41)	(44)	(55)
Preferred equity		(27)	(26)	(26)
Perpetual subordinated notes		(29)	(29)	(12)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		(357)	(395)	(448)
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(234)	(188)	(163)
Other income		(81)	(19)	(11)
Direct operating costs		110	86	75
Share of revenue, other income and direct operating costs from equity-accounted investments		205	121	99
Adjusted EBITDA		0	0	0
Management service costs		0	0	0
Interest expense		33	19	29
Current		7	10	3
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		(40)	(29)	(32)
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		0	0	0
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Revenues		2,446	2,263	1,844
Other income		340	(137)	14
Direct operating costs		(987)	(594)	(600)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	7	43
Adjusted EBITDA		1,799	1,539	1,301
Management service costs		0	0	0
Interest expense		(915)	(647)	(471)
Current		(95)	(99)	(24)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	(8)	(33)
Share of Funds From Operations attributable to non-controlling interests		(789)	(785)	(773)
Funds From Operations		$ 0	$ 0	0
Net income attributable to non-controlling interests				$ 564

[1]	Direct operating costs exclude depreciation expense disclosed below.